Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Summary of total stock-based compensation expenses
The Company recorded share-based compensation expense in the following expense categories in the consolidated statements of operations for the year ended June 30, 2020 and 2019 (in thousands):

	Year ended June 30,
	2020	2019
Research and development	$568	$322
General and administrative	591	203

	$1,159	$525

Summary of stock Option Pricing Model Assumption
For the years ended June 30, 2020 and 2019, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Year ended June 30,
	2020	2019
Expected term (in years)	5.7	5.8
Expected volatility	63.7%	66.9%
Risk-free rate	1.7%	3.1%
Dividend yield	—%	—%

Summary of option activity	The following table summarizes the stock option granted to employees and nonemployees for the year ended June 30, 2020:

	Number of shares under option plan	Weighted- average exercise price per option	Weighted- average remaining contractual life (in years)
Outstanding at June 30, 2018	—	$—
Granted	2,195,697	$1.57

Outstanding at June 30, 2019	2,195,697	$1.57	9.4
Granted	833,161	$2.95

Outstanding at June 30, 2020	3,028,858	$1.95	8.6

Exercisable at June 30, 2020	1,367,598	$1.76	8.5

Vested and expected to vest at June 30, 2020	3,028,858	$1.95	8.6